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                     SUPPLEMENT DATED SEPTEMBER 8, 2008 TO
                        PROSPECTUS DATED MAY 1, 2008 FOR
                        MODIFIED SINGLE PREMIUM PAYMENT
                      VARIABLE IMMEDIATE ANNUITY CONTRACTS
                                   ISSUED BY
                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY
                                  THROUGH ITS
                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 3

PORTFOLIOS NOT AVAILABLE TO NEW CONTRACTS

The following Portfolios are not available as investment options under contracts issued on or after September 8, 2008:

   AIM Variable Insurance Funds -- AIM V.I. Basic Value Fund -- Series II Shares

   BlackRock Variable Series Funds, Inc. -- BlackRock Large Cap Growth V.I. Fund -- Class III Shares

   GE Investments Funds, Inc. -- Income Fund -- Class 1 Shares

   GE Investments Funds, Inc. -- Mid-Cap Equity Fund -- Class 1 Shares

   GE Investments Funds, Inc. -- Premier Growth Equity Fund -- Class 1 Shares

   GE Investments Funds, Inc. -- S&P 500-Registered Trademark- Index Fund

   Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II

   Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Fundamental Value Portfolio -- Class I

   MFS-Registered Trademark- Variable Insurance Trust --
   MFS-Registered Trademark- Investors Trust Series -- Service Class Shares

   Oppenheimer Variable Account Funds -- Oppenheimer MidCap Fund/VA -- Service Shares

   Rydex Variable Trust -- NASDAQ-100-Registered Trademark- Fund

The table in "The Portfolios" section of your contract prospectus is revised accordingly.